Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common Stock
8. COMMON STOCK
As discussed in Note 3, on March 2, 2022, the Company consummated a Business Combination which has been accounted for as a reverse capitalization. Pursuant to the certificate of incorporation as amended on March 2, 2022, the Company is authorized to issue 1,000,000,000 shares of Common Stock and 10,000,000 shares of

Preferred Stock. The holders of shares of Common Stock are entitled to one vote for each share of common stock held. The Preferred Stock is non-voting.
No shares of Preferred Stock were issued and outstanding as of June 30, 2022.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, and after payment to the holders of shares of Preferred Stock of their liquidation preferences, the holders of the common stock are entitled to the entire remaining assets of the Company on a pro rata basis.
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the warrants and stock-based awards outstanding prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.
As of June 30, 2022, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

Common Stock
Common Stock Warrants	18,126,014
Stock-Based Awards—RSUs Outstanding	11,850,526
Stock-Based Awards—Options Outstanding	9,482,711

Total	39,459,251

Rigetti Holdings Inc [Member]
Class of Stock [Line Items]
Common Stock
9.	COMMON STOCK
The Company’s certificate of incorporation, as amended in June 2020, authorized the Company to issue up to 110,832,055 shares of Class A Common Stock and 23,218,418

shares of Class B Common Stock.
The holders of shares of Class A Common Stock are entitled to one vote for each share of common stock held. The Class B Common Stock is non-voting.
No shares of Class B Common Stock were issued and outstanding as of December 31, 2021 and January 31, 2021.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, and after payment to the holders of shares of Preferred Stock of their liquidation preferences, the holders of the common stock are entitled to the entire remaining assets of the Company on a pro rata basis.
As of December 31, 2021, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

	Class A Common Stock	Class B Common Stock
Series C Preferred Stock	54,478,261	—
Series C-1 Preferred Stock	—	2,902,287
Common Stock Warrants	8,513,515	—
Stock-Based Awards - Options Outstanding	11,468,275	—
Stock-Based Awards - RSUs Outstanding	5,388,455	—
Stock-Based Awards - Options Available for Future Grant	3,898,855	—

Total	83,747,361	2,902,287